Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 11, 2012 NationSky [Member]
Goodwill [Line Items]
Percentage of equity interest acquired				55.00%
Number of reporting segments	2
Impairment of goodwill	$ 0	$ 0	$ 0